Limited Term Tax-Exempt Bond Fund of America
            333 South Hope Street, Los Angeles, California  90071
                            Telephone  (213)486-9200

                                             March 17, 2000

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Limited Term Tax-Exempt Bond Fund of America
     File Nos.  811-7888
                33-66214
Ladies/Gentlemen:

 Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on 3/15/00 of Registrant's Post-Effective Amendment No. 10 under The Securities Act of 1933 and Amendment No. 12 under The Investment Company Act of 1940.

                                             Sincerely,
                                             /s/ Julie F. Williams
                                             Julie F. Williams
                                             Secretary



cc:   Mr. Bric Barrientos
     (Division of Investment Management)